Stock Options (Tables)	3 Months Ended
Jan. 31, 2025
Stock Options [Abstract]
Schedule of Changes in Stock Options	The following table summarizes the changes in the Company’s stock options for the periods ended January 31, 2025 and October 31, 2024:
	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)
Outstanding, October 31, 2023	5,588	C$	603.12	$434.82

Expired	(67)		720.00	533.14

Outstanding, October 31, 2024	5,521	C$	601.71	$432.38

Outstanding, January 31, 2025	5,521	C$	601.72	$415.44

Exercisable, January 31, 2025	5,500	C$	603.89	$416.93

Schedule of Additional Information Regarding Stock Options Outstanding	Additional information regarding stock options outstanding as of January 31, 2025, is as follows:
Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)
533	1.32	C$	166.50	$114.95	533	C$	166.50	$114.95
978	7.01		504.00	347.97	978		504.00	347.97
1,166	1.31		675.00	466.03	1,166		675.00	466.03
200	4.24		702.00	484.67	200		702.00	484.67
133	1.63		747.00	515.74	133		747.00	515.74
422	6.85		612.00	422.54	422		612.00	422.54
1,044	7.01		720.00	497.10	1,044		720.00	497.10
667	1.42		756.00	521.96	667		756.00	521.96
111	6.85		900.00	621.38	111		900.00	621.38
61	8.31		315.00	217.48	61		315.00	217.48
156	8.41		504.00	347.97	156		504.00	347.97
50	8.43		33.89	23.40	29		33.89	23.40
5,521	4.40	C$	601.72	$415.44	5,500	C$	603.89	$416.93

Schedule of Fair Value of Stock Options

The fair value for stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	Three months ended January 31, 2025	Three months ended January 31, 2024
Risk-free interest rate	4.46%	3.53%
Expected life (in years)	4.36	5.36
Expected volatility	112.20%-134.44%	148.21%-160.75%